Property, plant and equipment, intangible assets, goodwill and right-of-use assets	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Property, plant and equipment, intangible assets, goodwill and right-of-use assets
10	Property, plant and equipment, intangible assets, goodwill and right-of-use assets

Accounting policy

The recoverable amount is determined based on calculations of the value in use, using the discounted cash flow determined by Management based on budgets that take into account the assumptions related to each business, using information available in the market and previous performance. Discounted cash flows were drawn up over a ten-year
period and carried forward in perpetuity without considering a real growth rate. Management uses periods greater than five years in the preparation of discounted cash flows considering that reflects the estimated time of use of the asset and business groups.

The Company performs annually a review of impairment indicators for intangible assets with defined useful lives, property, plant and equipment and right-of-use
assets. Also, an impairment test is undertaken for goodwill and intangible assets with indefinite useful lives. Impairment exists when the carrying value of an asset or cash generating unit exceeds its recoverable amount, which is the higher of its fair value less costs to sell and its value in use.

Assumptions used in discounted cash flow projections – estimates of future business performance, cash generation, long term growth (ten years for all subsidiaries, except for Logistic and Comgás that consider the remaining period of their concession contracts) and discount rates are used in our assessment of impairment of assets at the statement of financial position date. No reasonably plausible change to a key assumption would cause harm. The main assumptions used to determine the recoverable value of the different cash-generating units to which goodwill is allocated are explained below.

10.1	Property, plant and equipment

Accounting policy

Recognition and measurement
Items of property, plant and equipment are measured at cost less accumulated depreciation and any accumulated impairment losses.

Subsequent expenditure is capitalized only when it is probable that the future economic benefits associated with the expenditure will flow to the Company. Ongoing repairs and maintenance are expensed as incurred.

Items of property, plant and equipment are depreciated from the date they are available for use or, in respect of constructed assets, from the date that the asset is completed and ready for use.

Depreciation is calculated on the carrying value of property, plant and equipment less their estimated residual values using the straight-line basis over their estimated useful lives, recognized in profit or loss, unless it is capitalized as part of the cost of another asset. Land is not depreciated.

Depreciation methods, such as useful lives and residual values, are reviewed at the end of each year, or when there is a significant change without an expected consumption pattern, such as a relevant incident and technical obsolescence. Any adjustments are recognized as changes in accounting estimates, if appropriate.

Depreciation is calculated on a straight-line basis over the estimated useful lives of the assets as follows:

Buildings and improvements	4% to 5%
Machinery, equipment and facilities	8% to 11%
Airplanes, vessels and vehicles	10% to 20%
Railcars	2.9% to 6%
Locomotives	3.3% to 8%
Permanent railways	3% to 4%
Furniture and fixtures	10% to 15%
Computer equipment	20%

Reconciliation of carrying amount:

	Land, buildings and improvements	Machinery, equipment and facilities	Railcars and locomotives (i)	Permanent railways	Construction in progress	Other	Total
Cost
At January 1, 2018	1,070,095	874,398	6,095,595	5,136,116	986,102	340,576	14,502,882
Additions	565	8,702	42,031	—	2,181,586	9,662	2,242,546
Business combinations (ii)	—	—	—	—	—	5,699	5,699
Disposals	(4,183)	(25,421)	(189,143)	—	(1,538)	(43,155)	(263,440)
Transfers	155,699	173,251	560,265	991,023	(2,114,281)	78,624	(155,419)
Effect of exchange rate fluctuations	21,251	14,640	—	—	2,259	9,361	47,511

At December 31, 2018	1,243,427	1,045,570	6,508,748	6,127,139	1,054,128	400,767	16,379,779
Transfers to right-of-use assets (iii)	(130,000)	(2,538)	(1,244,787)	—	—	—	(1,377,325)

At January 1, 2019	1,113,427	1,043,032	5,263,961	6,127,139	1,054,128	400,767	15,002,454
Additions	125	1,986	29,773	1,802	1,979,943	2,437	2,016,066
Disposals	(3,634)	(21,474)	(105,592)	—	(1,362)	(26,010)	(158,072)
Transfers	132,461	205,355	812,130	595,381	(1,525,318)	59,638	279,647
Effect of exchange rate fluctuations	3,903	3,070	—	—	1,634	939	9,546
Discontinued operation	(59,917)	(68,107)	—	—	—	(3,216)	(131,240)

At December 31, 2019	1,186,365	1,163,862	6,000,272	6,724,322	1,509,025	434,555	17,018,401

Depreciation
At January 1, 2018	(297,499)	(344,146)	(1,245,651)	(949,777)	—	15,766	(2,821,307)
Additions	(52,925)	(116,002)	(655,745)	(467,634)	—	(28,423)	(1,320,729)
Disposals	3,518	25,054	186,557	—	—	37,458	252,587
Transfers	(1,058)	2,609	4,933	33,343	—	(20,905)	18,922
Impairment	—	—	(33,808)	(22,896)	(10,842)	(4,186)	(71,732)
Effect of exchange rate fluctuations	(3,197)	(10,724)	—	—	—	(5,777)	(19,698)

At December 31, 2018	(351,161)	(443,209)	(1,743,714)	(1,406,964)	(10,842)	(6,067)	(3,961,957)
Transfers to right-of-use assets (iii)	50,450	2,532	462,748	—	—	—	515,730

At January 1, 2019	(300,711)	(440,677)	(1,280,966)	(1,406,964)	(10,842)	(6,067)	(3,446,227)
Additions	(72,329)	(135,267)	(632,170)	(611,575)	—	(28,758)	(1,480,099)
Disposals	131	20,287	104,872	6	—	21,383	146,679
Transfers	3,546	(2,884)	(106,525)	(2,234)	3,972	(18,897)	(123,022)
Effect of exchange rate fluctuations	(549)	(672)	—	—	—	(666)	(1,887)
Discontinued operation	9,478	27,194	—	—	—	2,619	39,291

At December 31, 2019	(360,434)	(532,019)	(1,914,789)	(2,020,767)	(6,870)	(30,386)	(4,865,265)

At December 31, 2018	892,266	602,361	4,765,034	4,720,175	1,043,286	394,700	12,417,822

At December 31, 2019	825,931	631,843	4,085,483	4,703,555	1,502,155	404,169	12,153,136

(i)	On December 31, 2019 and 2018, wagons and locomotives in the amount of R$745,203 were pledged to guarantee bank loans (Note 5.5).
(ii)	The amount of R$861,595 was transferred to the right-to-use assets, where R$1,377,325 refers to cost and R$515,730 to accumulated depreciation due to the adoption of IFRS 16.
(iii)	Property, plant and equipment acquired on the acquisition of the full control of the companies as detailed in Note 1.

10.2	Intangible assets and goodwill

Accounting policy

a) Goodwill

Goodwill is initially recognized based on the accounting policy for business combinations. Goodwill is measured at cost less accumulated impairment losses.

Goodwill acquired in a business combination is allocated to the Company’s CGUs, or groups of CGUs, that are expected to benefit from the synergies of the combination.

b) Concession rights agreement

The subsidiary Comgás has a public concession agreement for a gas distribution service in which the Concession Authority controls what services will be provided and the price, as well it holds a significant participation in the infrastructure at the end of the concession. This concession agreement represents the right to charge users for gas supply during the term of the agreement. Accordingly, the Company recognizes this right as an intangible asset.

The intangible asset comprises: (i) the concession right recognized upon the business combination of Comgás, which is being amortized over the concession period on a straight line basis, considering the extension of the distribution services for another 20 years; and (ii) the acquired or constructed assets underlying the concession necessary for the distribution of gas, which is being depreciated to match the period over which the future economic benefits of the asset are expected to accrue to the Company, or the final term of the concession, whatever occurs first. This period reflects the economic useful lives of each of the underlying assets that comprise the concession. This economic useful life is also used by the ARSESP to determine the basis for measuring the tariff for rendering the services under the concession.

The amortization of intangible assets reflects the pattern expected for the utilization of the future economic benefits by the Company, which corresponds to the useful lives of the assets comprising the infrastructure consonant to the ARSESP provisions.

The amortization of the intangible assets is discontinued when the related asset is fully used or written off, and no longer is included in the calculation basis of the tariff for the rendering of the concession services, whichever occurs first.

c) Customer relationships

Costs incurred on development of gas systems for new clients (including pipelines, valves, and general equipment) are recognized as intangible assets and amortized over the contract period.

d) Other intangible assets

Other intangible assets that are acquired by the Company and have a finite life are measured at cost less accumulated amortization and any accumulated impairment losses.

e) Subsequent expenditure
Subsequent expenditures are capitalized only when it increases the future economic benefits embodied in the specific asset to which it relates. All other expenditures are recognized in profit or loss as incurred.
f) Amortization
Except for goodwill, intangible assets are amortized on a straight-line basis over their estimated useful lives, from the date that they are available for use or acquired.
Amortization methods, useful lives and residual values are reviewed at each reporting date and adjusted if appropriate.

g) Research costs

Development costs for future products and other internally generated intangible assets are capitalized at cost, provided manufacture of the products is likely to bring the Cosan an economic benefit. If the criteria for recognition as assets are not met, the expenses are recognized in the income statement in the year in which they are incurred.

Capitalized development costs include all direct and indirect costs that are directly attributable to the development process. The costs are amortized using the straight-line method from the start of production over the expected life cycle of the models developed.

Amortization recognized during the year is allocated to the relevant functions in the income statement.

	Goodwill	Concession rights	Operating license	Trademarks	Customer relationships	Other	Total
Cost
At January 1, 2018	851,885	17,433,267	435,624	252,474	989,387	426,948	20,389,585
Additions	—	412,053	—	—	77,931	76,642	566,626
Business combinations (i)	(6,878)	—	—	—	136,626	32,936	162,684
Disposals	—	(131,263)	—	(228,270)	(402,266)	(66,808)	(828,607)
Transfers	—	(82,174)	—	—	(74,632)	(110,531)	(267,337)
Effect of exchange rate fluctuations	38,227	—	—	13,673	15,817	11,002	78,719

At December 31, 2018	883,234	17,631,883	435,624	37,877	742,863	370,189	20,101,670
Additions	2,795	12,031	—	—	85,438	13,254	113,518
Disposals	—	(67,259)	—	—	(215)	(8)	(67,482)
Transfers	—	447,863	171	—	(704)	6,263	453,593
Effect of exchange rate fluctuations	18,948	—	—	8,293	1,709	(1,602)	27,348
Discontinued operation	—	—	—	—	—	(818)	(818)

At December 31, 2019	904,977	18,024,518	435,795	46,170	829,091	387,278	20,627,829

Amortization
At January 1, 2018	—	(2,004,657)	(212,616)	(205,443)	(787,426)	(205,833)	(3,415,975)
Additions	—	(472,939)	(11,740)	(22,827)	(105,773)	(62,285)	(675,564)
Disposals	—	94,133	—	228,270	400,679	65,971	789,053
Transfers	—	(360)	—	—	179,636	397	179,673
Impairment	—	—	—	—	—	(750)	(750)
Effect of exchange rate fluctuations	—	—	—	—	(1,735)	(3,837)	(5,572)
At December 31, 2018	—	(2,383,823)	(224,356)	—	(314,619)	(206,337)	(3,129,135)
Additions	—	(515,615)	(11,766)	(9,201)	(95,034)	(33,813)	(665,429)
Disposals	—	14,747	—	—	162	8	14,917
Transfers	—	(8)	—	—	(3,626)	(2,379)	(6,013)
Effect of exchange rate fluctuations	—	—	—	—	2,668	(1,761)	907
Discontinued operation	—	—	—	—	—	583	583

At December 31, 2019	—	(2,884,699)	(236,122)	(9,201)	(410,449)	(243,699)	(3,784,170)

At December 31, 2018	883,234	15,248,060	211,268	37,877	428,244	163,852	16,972,535

At December 31, 2019	904,977	15,139,819	199,673	36,969	418,642	143,579	16,843,659

(i)
The goodwill of the acquisitions, according to Note 1, is composed by: a) Stanbridge from R$ 31,726; b) TTA from R$ 23,618; c) LubrigrupoII from R$ 6,856; and d) Moove Corp from R$ 67,548. Additionally, goodwill from the acquisition of Stanbridge (preliminarily allocated at the acquisition date in November 2017) was allocated to Customer relationships in 2018, in the amount of R$ 136,626.

a)	Capitalization of borrowing costs
Capitalized borrowing costs for the year ended December 31, 2019, R$19,877 was capitalized at an average rate of 7.29% p.a. (R$9,917 and 8.94% p.a. on December 31, 2018).

b)	Amortization methods and useful lives

Intangible assets (excluding goodwill)	Annual rate of amortization	December 31, 2019	December 31, 2018
Comgás (i)	Concession term	8,129,822	8,128,992
Rumo (ii)	Concession term	7,009,997	7,119,068

		15,139,819	15,248,060
Operating license for port terminal (iii)	3.70%	199,673	211,268
Trademarks:
Comma	Undefined	36,969	37,877

Customers relationship:
Comgás	20.00%	161,786	149,890
Moove	6.00%	256,856	278,354

		418,642	428,244
Other:
Software license	20.00%	81,669	79,118
Other		61,910	84,734

		143,579	163,852
Total		15,938,682	16,089,301

(i)
Refers to the intangible asset for the public gas distribution service concession, which represents the right to charge users for the supply of gas, comprised of: (i) the concession rights recognized in the business combination and (ii) concession assets.

(ii)	Refers to the concession right agreement of Rumo Malha Norte S.A., which will be amortized until the end of the concession in 2079.
(iii)	Port operating license and customer relationships of Rumo S.A., from the business combination.

c)	Impairment testing of cash-generating units (“CGU”) goodwill

•	Cosan Logística
The Company annually tests the recoverable amounts of goodwill arising from business combinations. Property, plant and equipment and intangible assets with finite lives that are subject to depreciation and amortization are tested for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable.
For the purpose of analyzing impairment, concession contracts were defined as cash generating units, each registered with an individual company. The basis for annual assessment and testing on September 30, 2019.
During the year ended December 31, 2019, we did not identify any impairment indicators, so that no impairment test was necessary for property, plant and equipment and intangible assets with a defined useful life, except for the cash-generating unit represented by the Rumo Malha Oeste S.A. (“Malha Oeste”) concession, which presents negative results with low cash generation.
The recoverable amount for fixed assets of this cash-generating unit was determined using the discounted cash flow method of the cash-generating unit.
The main assumptions used were (i) EBITDA projected for the cash generating unit, with no increase in volume transported, in the remaining term of the concession, and (ii) the discount rate (wacc) of 9% per year, before the taxes. The calculation resulted in a recoverable amount of R$109,000, compared to a book value of R$99,000, which includes property, plant and equipment and intangible assets.
The balance of goodwill recorded by the Company is associated with the port and terminal lifting operation, so this cash-generating unit needs to be tested annually.
The recoverable value of this cash-generating unit was determined by the net sale value of the unit, using the EBITDA multiples technique, a technique considered level 3 in the hierarchy of fair value estimates.
The main assumptions used were (i) EBITDA generated by the cash-generating unit in 2019, and (ii) average of the multiples practiced by market agents for companies (10.9x) in the sector in which the Company operates. The calculation resulted in a recoverable amount of R$2,183,000, compared to a book value of R$819,039, which includes property, plant and equipment and intangible assets.
The determination of the recoverability of the assets depends on certain key assumptions, as previously described, which are influenced by the market, technological and economic conditions prevailing at the time when this recovery is tested and, therefore, it is not possible to determine whether new losses due to recovery reduction will occur in the future and, if they occur, whether they would be material. The amount of goodwill tested at Cosan Logística is R$100,451.

•	Cosan S.A.
The main assumptions used mainly consider the expectation of growth of the operations based on the gross domestic product (
produto interno bruto, or “PIB
”), or GDP,” segmented by country, as well as considering the levels of average growth experienced in the last years and other macroeconomic aspects, as well as expectation of the price of sales of commodities, using discount rates that reflect specific business-related risks.

All of these future cash flows were discounted at a rate of 9.0% (weighted average cost of capital) and a growth rate of 3.4% from 2030, reflecting specific risks related to the relevant assets in its cash generating unit.
A
n
increase of 6.3% in the discount rate should change so that the estimated recoverable amount is equal to the book value. The U.S. dollar has an impact on projections and, therefore, a fluctuation of in exchange rate would have an effect on the estimate.
As of December 31, 2019, no expense for impairment of assets and goodwill was recognized. The determination of the recoverability of the assets depends on certain key assumptions as described above that are influenced by the market, technological and economic conditions in place at the time that such recovery is tested, and therefore, it is not possible to determine whether new reduction losses of recovery will occur in the future and, if they occur, whether these would be material. The amount of goodwill tested at Cosan S.A is R$801,731.

10.3	Right-of-use assets
Accounting policy
Right-of-use assets are generally depreciated over the shorter of the asset’s useful life and the lease term on a straight-line basis. If the Company is reasonably certain to exercise a purchase option, the right-of-use asset is depreciated over the underlying asset’s useful life.
Right-of-use assets are measured at cost comprising the following:

i.	the amount of the initial measurement of lease liability;

ii.	any lease payments made at or before the commencement date less any lease incentives received;

iii.	any initial direct costs; and

iv.	restoration costs.
Right-of-use assets are generally depreciated over the shorter of the asset’s useful life and the lease term on a straight-line basis. If the Company is reasonably certain to exercise a purchase option, the right-of-use asset is depreciated over the underlying asset’s useful life.

As mentioned in the operational context, the Company signed the concession contract for Malha Central, which guarantees the right to operate the railroad network for a period of 30 years, counting from the date of signature occurred on July 31, 2019. Corrected in accordance with contractual parameters, the auction amount was recorded as right-to-use railway infrastructure in the amount of R$2,904,778. The lease liability in the amount of R$2,759,539 represents the present value of future installments, using the incremental rate of the contract. The auction provided for a 5% cash payment in the amount of R$145,239. This transaction is the main addition to the exercise, as we can see in the transaction charts:

	Land, buildings and improvements	Machinery, equipment and facilities	Railcars and locomotives	Software	Vehicles	Port and rail infrastructure	Total
Cost
Initial recognition of IFRS 16	100,615	8,630	41,884	66,931	13,085	792,615	1,023,760
Transfers from property, plant and equipment and other assets (i)	130,000	2,538	1,244,787	—	—	50,168	1,427,493

At January 1, 2019	230,615	11,168	1,286,671	66,931	13,085	842,783	2,451,253
Additions	7,073	3,045	1,004	—	732	2,904,778	2,916,632
Contractual adjustments	9,883	(956)	712	—	442	54,828	64,909
Transfers	327	(2,539)	(249,746)	—	—	1,565	(250,393)
Currency translation adjustments	(468)	—	—	—	—	—	(468)

At December 31, 2019	247,430	10,718	1,038,641	66,931	14,259	3,803,954	5,181,933

Amortization
Transfers from property, plant and equipment (i)	(50,450)	(2,532)	(462,748)	—	—	—	(515,730)
Impairment (ii)	—	—	—	—	—	(131,541)	(131,541)

At January 1, 2019	(50,450)	(2,532)	(462,748)	—	—	(131,541)	(647,271)

Additions	(21,282)	(3,074)	(9,018)	(7,594)	(6,459)	(118,915)	(166,342)
Transfers	(7,233)	2,532	106,109	—	2	—	101,410

At December 31, 2019	(78,965)	(3,074)	(365,657)	(7,594)	(6,457)	(250,456)	(712,203)

At January 1, 2019	180,165	8,636	823,923	66,931	13,085	711,242	1,803,982

At December 31, 2019	168,465	7,644	672,984	59,337	7,802	3,553,498	4,469,730

(i)
Refers to transfers of property, plant and equipment in the amount of R$1,377,325 (Note 10.1) and R$50,167 corresponding to advances made at the beginning of the concession that were presented under other assets.

(ii)
The subsidiary Rumo Malha Oeste S.A. recorded a provision for impairment in the year ended December 31, 2018, limiting the balance of long-term assets to realizable value. Accordingly, the balance of the right-to-use assets recorded therein was subject to a provision for reduction to the net recoverable value in the initial registration